Variable Portfolio – Managed Volatility Conservative Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.8%
	Shares	Value ($)
International 5.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,428,677	20,387,222
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	311,709	3,544,129
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	366,713	4,558,247
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	416,639	4,641,357
Total		33,130,955
U.S. Large Cap 11.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	105,046	5,543,259
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	124,368	13,671,830
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	172,656	8,014,685
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	648,620	14,775,563
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	177,152	7,936,400
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	84,544	3,747,815
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	54,683	3,798,848
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	93,344	3,789,779
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	73,627	3,964,833
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	76,147	3,470,005
Total		68,713,017
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	38,017	1,970,818
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	45,027	1,931,638
Total		3,902,456
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	83,264	1,095,755
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	81,586	1,108,752
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	55,712	1,917,605
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	48,011	1,894,997
Total		6,017,109
Total Equity Funds (Cost $63,276,217)		111,763,537

Exchange-Traded Fixed Income Funds 3.3%

Investment Grade 3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	89,100	10,066,518
Vanguard Intermediate-Term Corporate Bond ETF	112,500	9,421,875
Total		19,488,393
Total Exchange-Traded Fixed Income Funds (Cost $18,347,958)		19,488,393

Fixed Income Funds 54.9%

Investment Grade 54.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,733,522	58,312,303
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,326,939	22,315,342
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,521,841	35,586,885
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,425,036	22,164,830
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,556,664	60,583,571
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,175,864	58,300,160
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,015,308	69,311,246
Total		326,574,337
Total Fixed Income Funds (Cost $361,510,264)		326,574,337

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	23,350,000	21,031,875
10/17/2039- 10/15/2054	3.500%	7,650,000	7,230,687
10/17/2039- 10/15/2054	4.000%	16,847,000	16,271,544
10/15/2054	4.500%	11,650,000	11,452,265
10/15/2054	5.000%	8,400,000	8,394,422
Total Residential Mortgage-Backed Securities - Agency (Cost $64,837,912)			64,380,793

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $65,704)	84,100

Put Option Contracts Purchased 0.3%
Value ($)
(Cost $1,522,496)	1,458,695

Money Market Funds 22.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	133,201,199	133,187,879
Total Money Market Funds (Cost $133,145,052)		133,187,879
Total Investments in Securities (Cost: $642,705,603)		656,937,734
Other Assets & Liabilities, Net		(62,444,329)
Net Assets		594,493,405
At September 30, 2024, securities and/or cash totaling $2,220,012 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,032,937 USD	1,500,000 AUD	Barclays	11/15/2024	4,718	—
4,823,927 USD	51,000,000 NOK	Barclays	11/15/2024	10,678	—
750,000 EUR	842,155 USD	Citi	11/15/2024	5,729	—
2,777,881 USD	4,100,000 AUD	Citi	11/15/2024	58,379	—
349,741 USD	50,000,000 JPY	Citi	11/15/2024	322	—
1,550,000 CHF	1,844,650 USD	HSBC	11/15/2024	3,808	—
2,414,318 USD	340,000,000 JPY	HSBC	11/15/2024	—	(33,894)
334,463 USD	300,000 EUR	Morgan Stanley	11/15/2024	108	—
960,255 USD	10,000,000 NOK	Morgan Stanley	11/15/2024	—	(12,293)
1,250,000 CHF	1,483,565 USD	UBS	11/15/2024	—	(985)
1,718,396 USD	1,300,000 GBP	UBS	11/15/2024	19,552	—
294,962 USD	3,000,000 SEK	Wells Fargo	11/15/2024	1,083	—
1,590,544 USD	16,000,000 SEK	Wells Fargo	11/15/2024	—	(11,637)
Total				104,377	(58,809)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	29	12/2024	EUR	1,458,700	49,158	—
IBEX 35 Index	17	10/2024	EUR	2,021,538	34,657	—
MSCI Singapore Index	4	10/2024	SGD	137,360	—	(1,334)
OMXS30 Index	43	10/2024	SEK	11,290,725	28,162	—
S&P 500 Index E-mini	73	12/2024	USD	21,222,013	523,237	—
S&P/TSX 60 Index	2	12/2024	CAD	577,760	5,182	—
U.S. Treasury 10-Year Note	59	12/2024	USD	6,742,594	5,466	—
U.S. Treasury 10-Year Note	33	12/2024	USD	3,771,281	—	(6,630)
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	92	12/2024	USD	19,158,281	68,063	—
U.S. Treasury 5-Year Note	158	12/2024	USD	17,361,484	59,201	—
Total					773,126	(7,964)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(4)	12/2024	EUR	(1,950,300)	—	(68,677)
Russell 2000 Index E-mini	(10)	12/2024	USD	(1,124,600)	—	(50,111)
SPI 200 Index	(6)	12/2024	AUD	(1,245,900)	—	(11,797)
TOPIX Index	(1)	12/2024	JPY	(26,475,000)	5,520	—
U.S. Long Bond	(43)	12/2024	USD	(5,340,063)	12,978	—
U.S. Treasury Ultra Bond	(40)	12/2024	USD	(5,323,750)	24,687	—
U.S. Treasury Ultra Bond	(3)	12/2024	USD	(399,281)	—	(194)
Total					43,185	(130,779)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,690.00	12/20/2024	34,801	47,080
S&P 500 Index	Morgan Stanley	USD	1,152,496	2	5,765.00	12/20/2024	30,903	37,020
Total							65,704	84,100

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	23,049,920	40	4,300.00	12/19/2025	336,501	306,600
S&P 500 Index	Morgan Stanley	USD	7,491,224	13	4,500.00	12/19/2025	118,034	121,810
S&P 500 Index	Morgan Stanley	USD	23,049,920	40	4,600.00	06/18/2026	589,911	568,800
S&P 500 Index	Morgan Stanley	USD	10,948,712	19	4,500.00	06/18/2026	263,787	247,285
S&P 500 Index	Morgan Stanley	USD	10,372,464	18	4,400.00	06/18/2026	214,263	214,200
Total							1,522,496	1,458,695

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,690.00	12/20/2024	(33,198)	(23,310)
S&P 500 Index	Morgan Stanley	USD	(1,152,496)	(2)	5,765.00	12/20/2024	(30,897)	(27,540)
Total							(64,095)	(50,850)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	132,502,429	55,718,394	(55,046,218)	13,274	133,187,879	—	253	5,187,719	133,201,199
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	5,915,683	333,408	(689,132)	(16,700)	5,543,259	—	1,084,871	—	105,046

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,425,389	807,896	(1,916,056)	354,601	13,671,830	—	2,493,178	—	124,368
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	57,050,490	3,622,300	(3,550,521)	1,190,034	58,312,303	—	(658,183)	2,680,222	6,733,522
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	5,483,207	1,890,581	(325,121)	966,018	8,014,685	—	429,268	—	172,656
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	21,282,133	1,749,959	(993,004)	276,254	22,315,342	—	(12,341)	812,342	2,326,939
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	34,860,108	2,428,288	(2,270,374)	568,863	35,586,885	—	(624,634)	1,322,741	4,521,841
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	20,062,403	2,224,428	(3,323,791)	1,424,182	20,387,222	—	(50,632)	867,340	1,428,677
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	15,744,315	889,190	(3,325,270)	1,467,328	14,775,563	—	1,320,836	—	648,620
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	5,492,513	2,051,907	(431,176)	823,156	7,936,400	—	112,710	—	177,152
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,833,029	226,122	(304,326)	215,993	1,970,818	—	42,135	—	38,017
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,834,660	148,680	(290,657)	238,955	1,931,638	—	44,683	—	45,027
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	766,283	370,445	(59,786)	18,813	1,095,755	41,695	1,383	7,140	83,264
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	765,484	327,295	(154,846)	170,819	1,108,752	—	(31,211)	21,892	81,586
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	21,713,205	1,071,569	(1,364,937)	744,993	22,164,830	—	(231,629)	706,762	2,425,036
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	59,104,752	3,627,137	(3,236,820)	1,088,502	60,583,571	—	(651,537)	2,438,024	6,556,664
CTIVP® – MFS® Value Fund, Class 1 Shares
	2,641,813	905,207	(145,507)	346,302	3,747,815	—	95,055	—	84,544
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	2,639,133	969,350	(125,959)	316,324	3,798,848	—	180,641	—	54,683
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,640,993	952,769	(161,593)	357,610	3,789,779	—	91,485	—	93,344
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	57,014,515	3,449,805	(2,800,239)	636,079	58,300,160	—	(403,871)	2,306,645	6,175,864
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	3,813,800	(125,046)	276,079	3,964,833	—	1,783	—	73,627
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	67,601,195	3,815,120	(3,672,250)	1,567,181	69,311,246	—	(506,304)	2,394,478	7,015,308
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,703,351	210,539	(481,431)	37,546	3,470,005	—	683,854	—	76,147
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,487,150	289,501	(509,813)	277,291	3,544,129	—	98,960	43,834	311,709
Variable Portfolio – Managed Volatility Conservative Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	3,509,167	1,095,207	(330,813)	284,686	4,558,247	—	34,022	23,806	366,713
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	3,499,134	954,593	(256,180)	443,810	4,641,357	—	3,711	102,949	416,639
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,539,282	176,580	(2,221,710)	(576,547)	1,917,605	—	1,096,465	—	55,712
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,542,573	232,043	(1,707,507)	(1,172,112)	1,894,997	—	1,370,070	—	48,011
Total	554,654,389			12,339,334	571,525,753	41,695	6,015,021	18,915,894

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Conservative Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7045_12_C01_(11/24)